Acquisition - Additional Information (Details) - Longye International Limited ("Longye") ¥ in Millions	Jan. 01, 2022	Jan. 01, 2021	Jan. 13, 2020 CNY (¥) shares
Acquisition
Consideration for acquisition | ¥			¥ 117
Bridge loan | ¥			¥ 100
Period considered for average closing price			30 days
Percentage of consideration shares were released			20.00%
Percentage of consideration shares subject to restrictions on transfer lifted	50	30
Class A ordinary shares
Acquisition
Shares issued for acquisition | shares			8,366,444
ADS
Acquisition
Shares issued for acquisition | shares			2,092,000